Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 269,581		¥ 292,771
Additions	583		3,283
Impairment	(2,714)	$ (395)	(25,141)	¥ 0
Foreign currency translation adjustments	641		(1,332)
Goodwill at the end of period	268,091	$ 39,037	269,581	292,771
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	300,425		299,201
Accumulated impairment losses of goodwill	32,334		29,620
Commerce
Changes in goodwill
Goodwill at the beginning of period			223,014
Additions			2,506
Allocation of goodwill			(224,407)
Foreign currency translation adjustments			(1,113)
Goodwill at the end of period				223,014
China commerce
Changes in goodwill
Goodwill at the beginning of period	174,947
Additions			523
Allocation of goodwill			174,424
Foreign currency translation adjustments	9
Goodwill at the end of period	174,956		174,947
International commerce
Changes in goodwill
Goodwill at the beginning of period	17,461
Additions	97
Allocation of goodwill			17,630
Foreign currency translation adjustments	593		(169)
Goodwill at the end of period	18,151		17,461
Local consumer services
Changes in goodwill
Goodwill at the beginning of period	20,292
Allocation of goodwill			20,292
Goodwill at the end of period	20,292		20,292
Cainiao
Changes in goodwill
Goodwill at the beginning of period	16,346
Additions	85
Allocation of goodwill			16,346
Foreign currency translation adjustments	6
Goodwill at the end of period	16,437		16,346
Cloud
Changes in goodwill
Goodwill at the beginning of period	3,063		2,044
Additions	394		254
Allocation of goodwill			815
Foreign currency translation adjustments	33		(50)
Goodwill at the end of period	3,490		3,063	2,044
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period	33,532		58,673
Additions	7
Impairment	(2,714)		(25,141)
Goodwill at the end of period	30,825		33,532	58,673
Digital media and entertainment | One listed reporting unit
Changes in goodwill
Impairment			(14,754)
Digital media and entertainment | One unlisted reporting unit
Changes in goodwill
Impairment			(10,387)
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period	3,940		9,040
Additions	0
Allocation of goodwill			(5,100)
Goodwill at the end of period	¥ 3,940		¥ 3,940	¥ 9,040